Share Class & Ticker	Class A	Class B	Class C	Class R
	PGWAX	PGFBX	PGWCX	PPGRX

Summary Prospectus  November 1, 2009

As Amended June 9, 2010

Allianz OCC Growth Fund

Before you invest, you may want to review the Fund’s statutory prospectus, which contains more information about the Fund and its risks. You can find the Fund’s statutory prospectus and other information about the Fund, including its statement of additional information (SAI) and most recent reports to shareholders, online at www.allianzfunds.com. You can also get this information at no cost by calling 800-426-0107 or by sending an email request to Orders@MySummaryProspectus.com. This Summary Prospectus incorporates by reference the Fund’s entire statutory prospectus and SAI, each dated November 1, 2009, and the financial statements included in the Fund’s annual report to shareholders, dated June 30, 2009.

Investment Objective

The Fund seeks long-term growth of capital; income is an incidental consideration.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 140 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class B	None	5%
Class C	None	1%
Class R	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	0.90%	0.25%	0.02%	1.17%
Class B	0.90	1.00	0.02	1.92
Class C	0.90	1.00	0.02	1.92
Class R	0.89	0.50	0.02	1.41

(1)

For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$663	$901	$1,158	$1,892	$663	$901	$1,158	$1,892
Class B	695	903	1,237	1,957	195	603	1,037	1,957
Class C	295	603	1,037	2,243	195	603	1,037	2,243
Class R	144	446	771	1,691	144	446	771	1,691

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 143%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Allianz OCC Growth Fund

Principal Investment Strategies

The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of at least $5 billion. The portfolio managers consider “growth” companies to include companies that they believe to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength and earnings growth. In addition, through fundamental research, the portfolio managers seek to identify companies that possess a sustainable competitive advantage by virtue of having a proprietary product or process, superior information technology or distribution capabilities or a dominant position within their industry. The Fund may invest up to 15% of its assets in non-U.S. securities (without limit in American Depositary Receipts (ADRs)).

Principal Risks

The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

More Recent Return Information
1/1/09–9/30/09	24.59%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest 10/01/1999–12/31/1999	36.38%
Lowest 01/01/2001–03/31/2001	-23.54%

Calendar Year Total Returns—Class A

Calendar Year End (through 12/31)

Summary Prospectus

Average Annual Total Returns (for periods ended 12/31/08)

	1 Year	5 Years	10 Years	Fund Inception (2/24/84)
Class A — Before Taxes	-40.72%	-1.35%	-3.35%	9.36%
Class A — After Taxes on Distributions	-40.72%	-1.35%	-3.77%	7.55%
Class A — After Taxes on Distributions and Sale of Fund Shares	-26.47%	-1.15%	-2.71%	7.59%
Class B	-40.82%	-1.37%	-3.34%	9.38%
Class C	-38.36%	-0.97%	-3.55%	8.79%
Class R	-37.41%	-0.49%	-3.12%	9.24%
Russell 1000 Growth Index	-38.44%	-3.42%	-4.27%	8.87%
Lipper Large-Cap Growth Funds Average	-40.47%	-3.57%	-2.82%	8.22%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other share classes will vary.

Management of the Fund

Investment Adviser and Administrator

Allianz Global Investors Fund Management LLC

Sub-Adviser

Oppenheimer Capital LLC. On or about August 25, 2010, Allianz Global Investors Capital LLC (“AGIC”), the indirect parent of Oppenheimer Capital LLC, will become the sub-adviser to the Fund and will be responsible for day-to-day portfolio management. At that time, the name of the Fund will change to Allianz AGIC Growth Fund. The Fund’s investment objective and strategies, portfolio management personnel and responsibilities, and fees and expenses will not change in connection with this transition. Please see the Fund’s statutory prospectus, as supplemented, for more information.

Portfolio Managers

Jeff Parker, Managing Director of Oppenheimer Capital, has been a manager of the Fund since 2009 and is the Lead Portfolio Manager.

William Sandow, Vice President of Oppenheimer Capital, Portfolio Manager on the Mid Cap Growth strategy and senior research analyst for Oppenheimer Capital’s Larger and Mid Cap Growth strategies, has managed the Fund since 2010.

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-426-0107 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. For Class R shares, specified benefit plans may establish various minimum investment and account size requirements; ask your plan administrator for more information. Class B shares are no longer available for purchase, except through exchanges and dividend reinvestments as described under “Sales of Class B Shares” in the Fund’s statutory prospectus.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary Prospectus

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and to eliminate mailings, go to:

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AZ827SP_060910

Share Class & Ticker	Institutional	Class P	Administrative	Class D
	PGFIX	AOGPX	PGFAX	PGRDX

Summary Prospectus  November 1, 2009

As Amended June 9, 2010

Allianz OCC Growth Fund

Before you invest, you may want to review the Fund’s statutory prospectus, which contains more information about the Fund and its risks. You can find the Fund’s statutory prospectus and other information about the Fund, including its statement of additional information (SAI) and most recent reports to shareholders, online at www.allianzfunds.com. You can also get this information at no cost by calling 800-498-5413 or by sending an email request to Orders@MySummaryProspectus.com. This Summary Prospectus incorporates by reference the Fund’s entire statutory prospectus and SAI, each dated November 1, 2009, and the financial statements included in the Fund’s annual report to shareholders dated June 30, 2009.

Investment Objective

The Fund seeks long-term growth of capital; income is an incidental consideration.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees(1)	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Institutional	0.80%	None	0.02%	0.82%
Class P	0.89	None	0.01	0.90
Administrative	0.80	0.25%	0.02	1.07
Class D	0.90	0.25	0.02	1.17

(1)

“Management Fees” reflects the combination of investment advisory fees and administrative fees paid by the Fund to Allianz Global Investors Fund Management LLC (“AGIFM”) under separate agreements. Fee rates are based on amounts incurred and fund asset levels during the last fiscal year and, in the case of administrative fees, have been restated to reflect current fee rates.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	1 Year	3 Years	5 Years	10 Years
Institutional	$84	$262	$455	$1,014
Class P	92	287	498	1,108
Administrative	109	340	590	1,306
Class D	119	372	644	1,420

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2009 was 143%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Allianz OCC Growth Fund

Principal Investment Strategies

The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of at least $5 billion. The portfolio managers consider “growth” companies to include companies that they believe to have above-average growth prospects (relative to companies in the same industry or the market as a whole). In seeking to identify these companies, the portfolio managers will consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength and earnings growth. In addition, through fundamental research, the portfolio managers seek to identify companies that possess a sustainable competitive advantage by virtue of having a proprietary product or process, superior information technology or distribution capabilities or a dominant position within their industry. The Fund may invest up to 15% of its assets in non-U.S. securities (without limit in American Depositary Receipts (ADRs)).

Principal Risks

The Fund’s net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer (Equity Securities Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, and non-U.S. securities values may also fluctuate with currency exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see “Summary of Principal Risks” in the Fund’s statutory prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its left show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit www.allianzfunds.com for more current performance information.

More Recent Return Information
1/1/09–9/30/09	24.90%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest 10/01/1999–12/31/1999	36.02%
Lowest 01/01/2001–03/31/2001	-23.46%

Calendar Year Total Returns—Institutional Class

Summary Prospectus

Average Annual Total Returns (for periods ended 12/31/08)

	1 Year	5 Years	10 Years	Fund Inception (2/24/84)
Institutional Class — Before Taxes	-36.98%	0.17%	-2.45%	10.03%
Institutional Class — After Taxes on Distributions	-36.98%	0.17%	-2.91%	8.10%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares	-24.04%	0.15%	-1.99%	8.14%
Class P	-37.05%	0.07%	-2.55%	9.92%
Administrative Class	-37.15%	-0.07%	-2.73%	9.75%
Class D	-37.24%	-0.23%	-2.82%	9.60%
Russell 1000 Growth Index	-38.44%	-3.42%	-4.27%	8.87%
Lipper Large-Cap Growth Funds Average	-40.47%	-3.57%	-2.82%	8.22%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Management of the Fund

Investment Adviser and Administrator

Allianz Global Investors Fund Management LLC

Sub-Adviser

Oppenheimer Capital LLC. On or about August 25, 2010, Allianz Global Investors Capital LLC (“AGIC”), the indirect parent of Oppenheimer Capital LLC, will become the sub-adviser to the Fund and will be responsible for day-to-day portfolio management. At that time, the name of the Fund will change to Allianz AGIC Growth Fund. The Fund’s investment objective and strategies, portfolio management personnel and responsibilities, and fees and expenses will not change in connection with this transition. Please see the Fund’s statutory prospectus, as supplemented, for more information.

Portfolio Managers

Jeff Parker, Managing Director of Oppenheimer Capital, has been a manager of the Fund since 2009 and is the Lead Portfolio Manager.

William Sandow, Vice President of Oppenheimer Capital, Portfolio Manager on the Mid Cap Growth strategy and senior research analyst for Oppenheimer Capital’s Large and Mid Cap Growth strategies, has managed the Fund since 2010.

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050), as further described in the Fund’s statutory prospectus and SAI. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class, Class P and Administrative Class shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary Prospectus

Sign up for e-Delivery

To get future prospectuses online

and to eliminate mailings, go to:

www.allianzinvestors.com/edelivery

AZ827SPI_060910